Restrictions on Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Federal Reserve Bank Additional Reserve Requirement
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 23	$ 15
Electronic Funds Transfer
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	156	156
Unity Risk Management, Inc. | Subsidiaries
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 1,300	$ 1,200